GUARANTEES AND COMMITMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
GUARANTEES AND COMMITMENTS [Text Block]

18. GUARANTEES AND COMMITMENTS

	Total	Year 1	(3)	Year 2	Year 3	Year 4	Year 5+
Operating leases (1)	$10,201	$2,180		$2,099	$1,974	$1,912	$2,036
Principal revenue (2)	337,784	187,433		146,351	4,000	-	-
	$347,985	$189,613		$148,450	$5,974	$1,912	$2,036

(1)	The Corporation is obligated under various non-cancellable operating leases for premises and equipment and service agreements for web hosting services.
(2)

For certain loyalty partners, the Corporation guarantees a minimum level of purchase of points/miles, for each contract year, over the duration of the contract term between the Corporation and loyalty program partner. Management evaluates each guarantee at each reporting date and at the end of each contract year, to determine if the guarantee was met for that respective contract year.

(3)	The guarantees and commitments schedule is prepared on a rolling 12 -month basis.

The Corporation leases office premises, equipment and services under operating leases. The leases typically run for a period of 1 to 7 years, with an option to renew the lease after that date. During the year ended December 31, 2017 an amount of $2,011 was recognized as an expense in profit or loss in respect of operating leases (2016 - $1,129).